UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

CACI INTERNATIONAL INC.

Ticker Symbol:CACI	Cusip Number:127190304
Record Date: 9/17/2018	Meeting Date: 11/15/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Kenneth Asbury	For	Issuer	For	With
1B	Election of Director: Michael A. Daniels	For	Issuer	For	With
1C	Election of Director: James S. Gilmore, III	For	Issuer	For	With
1D	Election of Director: William L. Jews	For	Issuer	For	With
1E	Election of Director: Gregory G. Johnson	For	Issuer	For	With
1F	Election of Director: J. Phillip London	For	Issuer	For	With
1G	Election of Director: James L. Pavitt	For	Issuer	For	With
1H	Election of Director: Warren R. Phillips	For	Issuer	For	With
1I	Election of Director: Debora A. Plunkett	For	Issuer	For	With
1J	Election of Director: Charles P. Revoile	For	Issuer	For	With
1K	Election of Director: William S. Wallace	For	Issuer	For	With
2	Advisory approval of the Company's executive compensation.	For	Issuer	For	With
3	The ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2019.	For	Issuer	For	With

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number:22160K105
Record Date: 11/19/2018	Meeting Date: 1/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Hamilton E. James John W. Stanton Mary A. Wilderotter	For	Issuer	For	With
2	Ratification of selection of independent auditors.	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation.	For	Issuer	For	With
4	Approval of adoption of the 2019 Incentive Plan.	For	Issuer	For	With
5	Approval to amend Articles of Incorporation to declassify the Board and provide for annual election of directors.	For	Issuer	For	With
6	Approval to amend Articles of Incorporation to eliminate supermajority vote requirement.	For	Issuer	For	With
7	Shareholder proposal regarding prison labor.	Against	Issuer	Against	With

COSTCO WHOLESALE CORPORATION

Ticker Symbol:COST	Cusip Number:22160K105
Record Date: 11/19/2018	Meeting Date: 1/24/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Hamilton E. James John W. Stanton Mary A. Wilderotter	For	Issuer	For	With
2	Ratification of selection of independent auditors.	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation.	For	Issuer	For	With
4	Approval of adoption of the 2019 Incentive Plan.	For	Issuer	For	With
5	Approval to amend Articles of Incorporation to declassify the Board and provide for annual election of directors.	For	Issuer	For	With
6	Approval to amend Articles of Incorporation to eliminate supermajority vote requirement.	For	Issuer	For	With
7	Shareholder proposal regarding prison labor.	Against	Issuer	Against	With

FIREEYE, INC.

Ticker Symbol:FEYE	Cusip Number:31816Q101
Record Date: 3/25/2019	Meeting Date: 5/23/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class III Director: Ronald E. F. Codd	For	Issuer	For	With
1B	Election of Class III Director: Kevin R. Mandia	For	Issuer	For	With
1C	Election of Class III Director: Enrique Salem	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending December 31, 2019.	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation.	For	Issuer	For	With

FLEX LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 6/15/2018	Meeting Date: 8/16/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Re-election of Mr. Lay Koon Tan as a director of Flex.	For	Issuer	For	With
2	Re-election of Ms. Jennifer Li as a director of Flex.	For	Issuer	For	With
3	To approve the re-appointment of Deloitte & Touche LLP as Flex's independent auditors for the 2019 fiscal year and to authorize the Board of Directors to fix its remuneration.	For	Issuer	For	With
4	To approve a general authorization for the directors of Flex to allot and issue ordinary shares.	For	Issuer	For	With
5	NON-BINDING, ADVISORY RESOLUTION. To approve the compensation of Flex's named executive officers, as disclosed pursuant to item 402 of Regulation S-K, set forth in "Compensation Discussion and Analysis" and in the compensation tables and the accompanying narrative disclosure under "Executive Compensation" in Flex's proxy statement relating to its 2018 annual general meeting.	For	Issuer	For	With
6	To approve the renewal of the Share Purchase Mandate relating to acquisitions by Flex of its own issued ordinary shares.	For	Issuer	For	With

LIGAND PHARMACEUTICALS INCORPORATED

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 4/10/2019	Meeting Date: 6/6/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR Jason M. Aryeh Todd C. Davis Nancy R. Gray, Ph.D. John L. Higgins John W. Kozarich, Ph.D. John L. LaMattina Ph.D. Sunil Patel Stephen L. Sabba, M.D.	For	Issuer	For	With
2	Ratification of Independent Registered Public Accounting Firm.	For	Issuer	For	With
3	Approval of the Compensation of the Named Executive Officers.	For	Issuer	For	With
4	Approval of Amendment and Restatement of the Ligand Pharmaceuticals Incorporated 2002 Stock Incentive Plan.	For	Issuer	For	With
5	Approval of Amendment and Restatement of the Ligand Pharmaceuticals Incorporated Employee Stock Purchase Plan	For	Issuer	For	With

QUALCOMM INC.

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/14/2019	Meeting Date: 3/12/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Barbara T. Alexander	For	Issuer	For	With
1B	Election of Director: Mark Fields	For	Issuer	For	With
1C	Election of Director: Jeffrey W. Henderson	For	Issuer	For	With
1D	Election of Director: Ann M. Livermore	For	Issuer	For	With
1E	Election of Director: Harish Manwani	For	Issuer	For	With
1F	Election of Director: Mark D. McLaughlin	For	Issuer	For	With
1G	Election of Director: Steve Mollenkopf	For	Issuer	For	With
1H	Election of Director: Clark T. Randt, Jr.	For	Issuer	For	With
1I	Election of Director: Francisco Ros	For	Issuer	For	With
1J	Election of Director: Irene B. Rosenfeld	For	Issuer	For	With
1K	Election of Director: Neil Smit	For	Issuer	For	With
1L	Election of Director: Anthony J. Vinciquerra	For	Issuer	For	With
2	To ratify the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 29, 2019.	For	Issuer	For	With
3	To approve, on an advisory basis, our executive compensation.	For	Issuer	For	With

RED HAT, INC.

Ticker Symbol:RHT	Cusip Number:756577102
Record Date: 6/15/2018	Meeting Date: 8/9/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Sohaib Abbasi	For	Issuer	For	With
1.2	Election of Director: W. Steve Albrecht	For	Issuer	For	With
1.3	Election of Director: Charlene T. Begley	For	Issuer	For	With
1.4	Election of Director: Narendra K. Gupta	For	Issuer	For	With
1.5	Election of Director: Kimberly L. Hammonds	For	Issuer	For	With
1.6	Election of Director: William S. Kaiser	For	Issuer	For	With
1.7	Election of Director: James M. Whitehurst	For	Issuer	For	With
1.8	Election of Director: Alfred W. Zollar	For	Issuer	For	With
2	To approve, on an advisory basis, a resolution relating to Red Hat's executive compensation	For	Issuer	For	With
3	To ratify the selection of PricewaterhouseCoopers LLP as Red Hat's independent registered public accounting firm for the fiscal year ending February 28, 2019	For	Issuer	For	With

RED HAT, INC.

Ticker Symbol:RHT	Cusip Number:756577102
Record Date: 6/15/2018	Meeting Date: 8/9/2018
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1	Election of Director: Sohaib Abbasi	For	Issuer	For	With
1.2	Election of Director: W. Steve Albrecht	For	Issuer	For	With
1.3	Election of Director: Charlene T. Begley	For	Issuer	For	With
1.4	Election of Director: Narendra K. Gupta	For	Issuer	For	With
1.5	Election of Director: Kimberly L. Hammonds	For	Issuer	For	With
1.6	Election of Director: William S. Kaiser	For	Issuer	For	With
1.7	Election of Director: James M. Whitehurst	For	Issuer	For	With
1.8	Election of Director: Alfred W. Zollar	For	Issuer	For	With
2	To approve, on an advisory basis, a resolution relating to Red Hat's executive compensation	For	Issuer	For	With
3	To ratify the selection of PricewaterhouseCoopers LLP as Red Hat's independent registered public accounting firm for the fiscal year ending February 28, 2019	For	Issuer	For	With

SPLUNK INC.

Ticker Symbol:SPLK	Cusip Number:848637104
Record Date: 4/18/2019	Meeting Date: 6/13/2019
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Class I Director: Mark Carges	For	Issuer	For	With
1B	Election of Class I Director: Elisa Steele	For	Issuer	For	With
1C	Election of Class I Director: Sri Viswanath	For	Issuer	For	With
2	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2020.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of our named executive officers, as described in the proxy statement.	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on executive compensation.	For	Issuer	For	With

* Management Recommended Vote

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

Chief Executive Officer

Date: August 9, 2019

By /s/Benjamin R. Quilty

* Benjamin R. Quilty

Chief Financial Officer

Date: August 9, 2019

*Print the name and title of each signing officer under his or her signature.